Segmented Information (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Schedule of Segment Information for Reporting Segments
[a]	The following tables show segment information for the Company’s reporting segments and a reconciliation of Adjusted EBIT to the Company’s consolidated income before income taxes:

	2025
	Total sales	External sales	Adjusted EBIT	Depreciation	Equity income

Body Exteriors & Structures	$ 16,618	$ 16,373	$ 1,347	$ 759	$ (4)
Power & Vision	15,198	14,901	688	581	(96)
Seating Systems	5,898	5,882	210	103	(35)
Complete Vehicles	4,848	4,817	151	73	(6)
Corporate & Other [i]	(552)	37	(32)	31	(2)
Total Reportable Segments	$ 42,010	$ 42,010	$ 2,364	$ 1,547	$ (143)

	2024
	Total sales	External sales	Adjusted EBIT	Depreciation	Equity (income) loss

Body Exteriors & Structures	$ 16,999	$ 16,745	$ 1,283	$ 731	$ (4)
Power & Vision	15,391	15,132	810	572	(70)
Seating Systems	5,800	5,787	223	98	(24)
Complete Vehicles	5,186	5,155	130	83	(7)
Corporate & Other [i]	(540)	17	(117)	26	4
Total Reportable Segments	$ 42,836	$ 42,836	$ 2,329	$ 1,510	$ (101)

	2025
	Net assets	Investments	Goodwill	Fixed assets, net	Fixed asset additions

Body Exteriors & Structures	$ 8,725	$ 24	$ 461	$ 5,516	$ 615
Power & Vision	6,699	524	1,654	3,001	522
Seating Systems	1,372	226	260	467	90
Complete Vehicles	471	115	116	414	61
Corporate & Other	1,029	214	21	109	25
Total Reportable Segments	$ 18,296	$ 1,103	$ 2,512	$ 9,507	$ 1,313

	2024
	Net assets	Investments	Goodwill	Fixed assets, net	Fixed asset additions

Body Exteriors & Structures	$ 8,727	$ 24	$ 435	$ 5,805	$ 1,338
Power & Vision	6,982	525	1,868	2,828	644
Seating Systems	1,401	193	250	476	112
Complete Vehicles	439	105	102	375	59
Corporate & Other	724	198	19	100	25
Total Reportable Segments	$ 18,273	$ 1,045	$ 2,674	$ 9,584	$ 2,178

[i]	Included in Corporate and Other Adjusted EBIT are intercompany fees charged to the automotive segments.

Schedule of Reconciliation for Adjusted EBIT to Consolidated Income Before Income Taxes
[b]	The following table reconciles Net income from operations to Adjusted EBIT:

	$		$
	2025		2024

Net income		$ 883		$ 1,096
Add:
Amortization of acquired intangible assets		111		112
Interest expense, net		209		211
Other expense, net		736		464
Income taxes		425		446
Adjusted EBIT		$ 2,364		$ 2,329

Summary of Reconciles Total Assets to Net Assets
[c]	The following table reconciles Total Assets to Net Assets:

	$		$
	2025		2024

Total Assets		$ 31,417		$ 31,039
Deduct assets not included in segment net assets:
Cash and cash equivalents		(1,612)		(1,247)
Deferred tax assets		(864)		(819)
Long-term receivables from joint venture partners		(117)		(67)
Deduct liabilities included in segment net assets:
Accounts payable		(6,895)		(7,194)
Accrued salaries and wages		(888)		(867)
Other accrued liabilities		(2,745)		(2,572)
Segment Net Assets		$ 18,296		$ 18,273

Schedule of Aggregates External Revenues by Customer
[d]	The following table aggregates external revenues by customer as follows:

	$		$
	2025		2024

General Motors		$ 6,534		$ 6,588
Daimler AG		6,133		5,563
Ford Motor Company		4,960		5,296
BMW		4,903		5,042
Volkswagen		4,713		4,388
Stellantis		4,637		4,330
Other		10,130		11,629
		$ 42,010		$ 42,836

Schedule of External Revenues and Long-Lived Assets by Geographic Region
[e]	The following table summarizes external revenues and long-lived assets by geographic region:

	External Sales		Fixed Assets, Net
	2025	2024	2025	2024

North America
United States	$ 10,704	$ 10,927	$ 2,431	$ 2,624
Mexico	5,247	5,366	1,545	1,635
Canada	4,448	4,322	985	1,109
	20,399	20,615	4,961	5,368
Europe
Austria	6,141	6,381	742	679
Germany	4,499	4,199	789	769
Czech Republic	1,833	1,553	350	314
Poland	790	797	190	174
Spain	476	399	87	73
Sweden	433	432	127	125
Italy	389	419	262	218
United Kingdom	348	401	146	152
Turkey	286	255	17	13
Slovakia	216	296	385	329
France	185	245	79	75
Other Europe	260	239	263	223
	15,856	15,616	3,437	3,144
Asia Pacific
China	4,812	5,564	965	945
Japan	278	288	1	1
India	78	180	49	47
Other Asia Pacific	52	50	10	9
	5,220	6,082	1,025	1,002
Rest of World
Brazil	276	254	49	44
Argentina	159	178	6	4
Other Rest of World	100	91	29	22
	535	523	84	70
	$ 42,010	$ 42,836	$ 9,507	$ 9,584